FAIR VALUE DISCLOSURES (DETAILS 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Inputs [Abstract]
Fair Value Measurements Not Included In Quantitative Information About Level 3 Fair Value Measurements	$ 30
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Classified As Level 3	39.50%
Fair Value Measurements Not Included In Quantitative Information Percentage Of Total Assets Measured At Fair Value On Recurring Basis	0.80%
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	11
Fair Value Inputs [Abstract]
Percentage Of Level 3 Asset Fair Value	31.40%
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	600
Corporate Debt Securities [Member] | Matrix Pricing Model Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	650
Commercial Mortgage Backed Securities [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	35
Fair Value Inputs [Abstract]
Probability Of Default	55.00%
Loss Severity	49.00%
Commercial Mortgage Backed Securities [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Constant Default Rate	3.00%
Discount Rate	3.72%
Commercial Mortgage Backed Securities [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Constant Default Rate	25.00%
Discount Rate	13.42%
GMIB Reinsurance Contracts [Member] | Discounted Cash Flow Valuation Technique [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 7
Fair Value Inputs [Abstract]
Withdrawal Rates	3.50%
Non Performance Risk	13.5
GMIB Reinsurance Contracts [Member] | Discounted Cash Flow Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Lapse Rates	2.50%
GMIB Utilization Rates	0.00%
Expected Volatility Rate- Equity	24.00%
GMIB Reinsurance Contracts [Member] | Discounted Cash Flow Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Lapse Rates	27.50%
GMIB Utilization Rates	15.00%
Expected Volatility Rate- Equity	36.00%